Income Taxes Valuation Allowance Against Deferred Tax Assets (Details) (Valuation Allowance of Deferred Tax Assets [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Valuation Allowance of Deferred Tax Assets [Member]
Movement in Deferred Tax Asset Valuation Allowance [Roll Forward]
Balance at the beginning of period	$ 48.0		$ 40.2		$ 37.2
Charges to costs and expenses	4.3		5.8		5.6
Allowances related to acquistions	0	[1]	7.8	[1]	0	[1]
Deductions	(10.0)		(5.8)		(2.6)
Balance at end of period	$ 42.3		$ 48.0		$ 40.2

[1]	Allowances related to acquisitions in fiscal 2011 are related to the Smurfit-Stone Acquisition.